Taxation - Schedule of Tax on Profit Before Tax Differs from Theoretical Amount that Arise Using Basic Corporation Tax Rate (Detail) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before tax		£ 575	£ 903	[1]
Tax calculated at a tax rate of 19% (H118: 19%)		109	172	[1]
Bank surcharge on profits		38	64	[1]
Non-deductible preference dividends paid		5	5	[1]
Non-deductible UK Bank Levy		13	13	[1]
Non-deductible conduct remediation, fines and penalties		11	(2)	[1]
Net disallowable items and non-taxable income		9	10	[1]
Tax relief on dividends in respect of other equity instruments		(21)	(23)	[1]
Adjustment to prior period provisions	[1]		(6)
Tax charge		£ 164	£ 233	[1]

[1]	Adjusted to reflect the amendment to IAS 12, as described in Note 1.